Taxes (Details) - Schedule of statutory rate to the company's effective tax rate	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Schedule Of Statutory Rate To The Companys Effective Tax Rate Abstract
PRC statutory income tax rate	25.00%	25.00%	25.00%
Effect of income tax rate difference in other jurisdictions	25.80%	19.10%	36.80%
Effect of tax rate changes on deferred taxes	(0.30%)	(0.50%)	4.50%
Effect of PRC preferential tax rate and tax relief	(10.10%)	(5.30%)	(7.80%)
Research and development credits	(18.00%)	(28.90%)	(52.40%)
Withholding tax		11.70%
Intercompany transfers	10.80%	7.50%
Investment gain/loss	(1.50%)
Deferred tax		(0.30%)	(0.10%)
Change in valuation allowances	6.60%	(16.70%)	12.10%
Others	1.50%	3.50%	4.40%
Effective tax rate	39.80%	15.10%	22.50%